Events occurring after the reporting period	6 Months Ended
Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events occurring after the reporting period

11. Events occurring after the reporting period

There were no events that have occurred after December 31, 2021 and prior to the signing of this financial report that would likely have a material impact on the financial results presented.